Acquisitions	12 Months Ended
Jan. 31, 2023
Acquisitions
Acquisitions

Note 3 – Acquisitions

Fiscal 2023 Acquisitions

On February 9, 2022, Descartes acquired all of the shares of NetCHB, LLC (“NetCHB”), a provider of customs filing solutions in the US. The purchase price for the acquisition was approximately $38.7 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $60.0 million based on NetCHB achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent considerations was valued at $13.9 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.1 million with a fair value of $0.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2023 with no adjustments.

On April 21, 2022, Descartes acquired substantially all of the assets of Foxtrot, Inc. (“Foxtrot”), a provider of machine learning-based mobile route execution solutions. The purchase price for the acquisition was approximately $4.2 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before April 21, 2023.

On June 3, 2022, Descartes acquired all of the shares of XPS Technologies, LLC (“XPS”), a provider of ecommerce multi-carrier parcel shipping solutions. The purchase price for the acquisition was approximately $61.1 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $75.0 million based on XPS achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $9.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.5 million with a fair value of $1.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before June 3, 2023.

On January 5, 2023, Descartes acquired all of the shares of Tran-Soft, LLC, doing business as Supply Vision (“Supply Vision”), a provider of shipment management solutions for North American Logistics Services Providers. The purchase price for the acquisition was approximately $12.0 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $3.0 million based on Supply Vision achieving revenue-based targets over the first two years post-acquisition. The fair value of the contingent consideration was valued at $2.7 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.3 million with a fair value of $0.3 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The completion of the initial purchase price allocation is pending the finalization of the fair value for trade receivables, accrued liability balances, deferred revenue as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before January 5, 2024.

For the businesses acquired during fiscal 2023, we incurred acquisition-related costs of $1.9 million for the year ended January 31, 2023. The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations.For the year ended January 31, 2023, we have recognized revenues of $20.8 million, and net income of $6.6 million, respectively, from NetCHB, Foxtrot, XPS and Supply Vision since the date of acquisition in our consolidated statements of operations.

The final purchase price allocation for NetCHB and the preliminary purchase price allocations for Foxtrot, XPS and Supply Vision, which have not been finalized, are as follows:

				Supply
	NetCHB	Foxtrot	XPS	Vision	Total
Purchase price consideration:
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil), XPS ($3,932) and Supply Vision ($413)	38,664	4,228	61,096	11,573	115,561
Contingent consideration	13,948	—	9,425	2,670	26,043
Net working capital adjustments payable (receivable)	51	66	978	(137)	958
	52,663	4,294	71,499	14,106	142,562
Allocated to:
Current assets, excluding cash acquired	469	835	2,449	703	4,456
Current liabilities	(367)	(22)	(1,483)	(658)	(2,530)
Deferred revenue	—	(336)	(2,196)	(132)	(2,664)
Net tangible assets (liabilities) assumed	102	477	(1,230)	(87)	(738)

Finite life intangible assets acquired:
Customer agreements and relationships	10,900	650	8,100	2,500	22,150
Existing technology	14,100	1,640	20,000	4,700	40,440
Trade names	64	—	100	30	194
Non-compete covenants	700	—	1,000	200	1,900
Goodwill	26,797	1,527	43,529	6,763	78,616
	52,663	4,294	71,499	14,106	142,562

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the table above represents our estimates of the allocation of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocations may differ from the final purchase price allocation, and these differences may be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocations will be completed within one year from the acquisition dates.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

Supply
	NetCHB	Foxtrot	XPS	Vision
Customer agreements and relationships	13 years	13 years	11 years	11 years
Existing technology	6 years	6 years	6 years	6 years
Trade names	2 years	N/A	2 years	9 years
Non-compete covenants	5 years	N/A	5 years	5 years

The goodwill on the NetCHB, Foxtrot, XPS and Supply Vision acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the NetCHB, Foxtrot, XPS and Supply Vision acquisitions are deductible for tax purposes.

Fiscal 2022 Acquisitions

On February 26, 2021, Descartes acquired all of the shares of VitaDex Solutions, LLC, doing business as QuestaWeb (“QuestaWeb”), a US-based provider of foreign trade zone and customs compliance solutions. The purchase price for the acquisition was approximately $35.9 million, net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The purchase price was finalized in the three month period ended January 31, 2022 with no adjustments.

On May 7, 2021, Descartes acquired all of the shares of Portrix Logistics Software GmbH (“Portrix”), a provider of multimodal rate management solutions for logistics services providers. The purchase price for the acquisition was approximately $25.2 million (EUR 20.7 million), net of cash acquired, which was funded from cash on hand. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended April 30, 2022 with no adjustments.

On July 8, 2021, Descartes acquired all of the shares of GreenMile, LLC (“GreenMile”), a provider of cloud-based mobile route execution solutions for food, beverage, and broader distribution verticals. The purchase price for the acquisition was approximately $29.2 million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to $10.0 million in cash is payable if certain revenue performance targets are met by GreenMile in the two years following the acquisition. The fair value of the contingent consideration was valued at $3.3 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.1 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. The purchase price was finalized in the three month period ended July 31, 2022 with no adjustments.

The final purchase price allocations for businesses we acquired during 2022 are as follows:

			Green
	QuestaWeb	Portrix	Mile	Total
Purchase price consideration:
Cash, less cash acquired related to QuestaWeb ($2,097), Portrix ($200) and GreenMile ($1,552)	35,860	25,188	29,230	90,278
Contingent consideration	—	—	3,339	3,339
Net working capital adjustments payable / (receivable)	17	(54)	(308)	(345)
	35,877	25,134	32,261	93,272
Allocated to:
Current assets, excluding cash acquired	714	810	2,186	3,710
Property and equipment	78	—	89	167
Right-of-use assets	123	374	—	497
Other long-term assets	—	—	242	242
Current liabilities	(170)	(871)	(1,498)	(2,539)
Deferred revenue	(736)	(499)	(909)	(2,144)
Lease obligations	(123)	(374)	—	(497)
Deferred income tax liability	—	(5,185)	(752)	(5,937)
Long-term income taxes payable	—	—	(365)	(365)
Debt	—	(1,062)	—	(1,062)
Net tangible assets (liabilities) assumed	(114)	(6,807)	(1,007)	(7,928)

Finite life intangible assets acquired:
Customer agreements and relationships	4,800	4,014	5,700	14,514
Existing technology	8,900	12,286	14,000	35,186
Trade names	100	122	100	322
Non-compete covenants	500	487	500	1,487
Goodwill	21,691	15,032	12,968	49,691
	35,877	25,134	32,261	93,272

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	QuestaWeb	Portrix	GreenMile
Customer agreements and relationships	13 years	13 years	13 years
Existing technology	6 years	6 years	6 years
Trade names	3 years	3 years	3 years
Non-compete covenants	5 years	2 years	5 years

The goodwill on the QuestaWeb, Portrix and GreenMile acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the QuestaWeb and GreenMile acquisition is deductible for tax purposes. The goodwill arising from the Portrix acquisition is not deductible for tax purposes.

Fiscal 2021 Acquisitions

On February 21, 2020, Descartes acquired all of the shares of Peoplevox Limited (“Peoplevox”), a UK-based provider of cloud-based ecommerce warehouse management solutions. The purchase price for the acquisition was approximately $24.1 million, net of cash acquired, which was funded from a combination of cash on hand and drawing on Descartes’ existing credit facility. The gross contractual amount of trade receivables acquired was $0.4 million with a fair value of $0.4 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended January 31, 2021 with no adjustments.

On June 10, 2020 Descartes acquired all of the shares of Cracking Logistics Limited (“Kontainers”), a UK-based provider of client-facing digital freight execution platforms. The purchase price for the acquisition was approximately $5.2 million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to $6.0 million in cash is payable if certain revenue performance targets are met by Kontainers in the two years following the acquisition. The fair value of the contingent consideration was valued at $1.4 million at the acquisition date. The gross contractual amount of trade receivables acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended July 31, 2021 with no adjustments.

On November 6, 2020, Descartes acquired all of the shares of ShipTrack Inc. (“ShipTrack”), a provider of cloud-based mobile resource management and shipment tracking solutions. The purchase price for the acquisition was approximately $19.0 million, net of cash acquired, which was funded from cash on hand. Additional contingent consideration of up to CAD 25.0 million in cash is payable if certain revenue performance targets are met by ShipTrack in the two years following the acquisition. The fair value of the contingent consideration was valued at $2.8 million at the acquisition date. The gross contractual amount of trade receivables acquired was $1.7 million with a fair value of $1.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nominal. The purchase price was finalized in the three month period ended October 31, 2021 with no adjustments.

The final purchase price allocations for businesses we acquired during 2021 are as follows:

	Peoplevox	Kontainers	ShipTrack	Total
Purchase price consideration:
Cash, less cash acquired related to Peoplevox ($1,634), Kontainers (overdraft of $13) and ShipTrack ($529)	24,137	5,237	19,029	48,403
Consideration payable	—	100	—	100
Contingent consideration	—	1,414	2,825	4,239
Net working capital adjustments (receivable) / payable	(42)	(87)	64	(65)

	24,095	6,664	21,918	52,677
Allocated to:
Current assets, excluding cash acquired	485	469	1,853	2,807
Right-of-use assets	—	—	151	151
Current liabilities	(776)	(1,074)	(693)	(2,543)
Deferred revenue	(748)	(102)	(204)	(1,054)
Lease obligations	—	—	(151)	(151)
Deferred income tax liability	(1,615)	—	(4,012)	(5,627)
Debt	—	—	(728)	(728)
Net tangible assets (liabilities) assumed	(2,654)	(707)	(3,784)	(7,145)

Finite life intangible assets acquired:
Customer agreements and relationships	3,631	800	3,905	8,336
Existing technology	7,651	3,000	11,102	21,753
Trade names	—	30	77	107
Non-compete covenants	285	80	291	656
Goodwill	15,182	3,461	10,327	28,970
	24,095	6,664	21,918	52,677

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Peoplevox	Kontainers	ShipTrack
Customer agreements and relationships	10 years	12 years	13 years
Existing technology	6 years	5 years	6 years
Trade names	N/A	3 years	3 years
Non-compete covenants	5 years	5 years	5 years

The goodwill on the Peoplevox, Kontainers and ShipTrack acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Peoplevox, Kontainers and ShipTrack acquisitions are not deductible for tax purposes.

Pro Forma Results of Operations (Unaudited)

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Supply Vision, XPS, Foxtrot, NetCHB, GreenMile, Portrix and QuestaWeb as of February 1, 2020.

This pro forma information is for information purposes only and does not purport to represent what our actual results of operations for the periods presented would have been had the acquisitions of Supply Vision,

XPS, Foxtrot, NetCHB, GreenMile, Portrix and QuestaWeb occurred at February 1, 2020, or to project our results of operations for any future period.

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021

Revenues	495,874	461,864	393,322
Net income	103,700	91,398	49,315
Earnings per share
Basic	1.22	1.08	0.58
Diluted	1.20	1.06	0.58